Description of Business and Basis of Presentation (Detail) $ in Thousands		12 Months Ended
	Jan. 17, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jan. 03, 2018 shares
Authorized number of shares | shares		157,836,540	157,836,540
Cash		$ 1,211	$ 10,937
Working capital deficit		(101,000)
Accumulated deficit		(307,277)	(201,972)
Proceeds from convertible preferred stock		$ 9,925	$ 24,814
Series D Convertible Preferred Stock
Convertible preferred stock | shares		20
Proceeds from convertible preferred stock		$ 9,900
Subsequent Event
Authorized number of shares | shares				380,338,164
Reverse stock split, conversion ratio	6
Convertible preferred stock | shares	0.1540